FINANCIAL RISK MANAGEMENT - Summary of Working Capital Calculation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Total current assets	R$ 15,987,222	R$ 16,121,527
Total current liabilities	(10,413,499)	(13,337,868)
Total net working capital	R$ 5,573,723	R$ 2,783,659